Net Finance Income (Expense) - Summary of Net Finance Income (Expense) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of details of finance income expense [abstract]
Debt interest and charges	$ (1,595)	$ (1,819)	$ (3,611)	$ (3,931)
Foreign exchange gains (losses) and indexation charges on net debt	(504)	(1,168)	(1,503)	(2,151)
Income from investments and marketable securities (Government Bonds)	147	141	286	275
Financial result on net debt	(1,952)	(2,846)	(4,828)	(5,807)
Capitalized borrowing costs	491	481	988	968
Gains (losses) on derivatives	(175)	53	(67)	87
Interest income from marketable securities	(4)	2	2	2
Unwinding of discount on the provision for decommissioning costs	(166)	(189)	(349)	(381)
Other finance expenses and income, net	918	(461)	1,011	(406)
Other foreign exchange gains (losses) and indexation charges, net	154	213	274	325
Net finance income (expense)	(734)	(2,747)	(2,969)	(5,212)
Income	1,275	326	1,614	623
Expenses	(1,483)	(2,135)	(3,287)	(4,025)
Foreign exchange gains (losses) and indexation charges	(526)	(938)	(1,296)	(1,810)
Total	$ (734)	$ (2,747)	$ (2,969)	$ (5,212)